DEFERRED TAX ASSETS/ LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Deferred Tax Assets Liabilities
SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES
	December 31, 2023	June 30, 2024
	SGD’000	SGD’000
Deferred tax assets	74	138
Deferred tax liabilities	-	-
	74	138

	December 31,
	2022	2023	2023
	SGD’000	SGD’000	USD’000
Deferred tax assets	66	74	56
Deferred tax liabilities	-	-	-
	66	74	56

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES RECOGNIZED BY THE COMPANY

Following are the major deferred tax assets and liabilities recognized by the Company:

	Property, plant, and equipment	Provisions	Tax losses	Total
	SGD’000	SGD’000	SGD’000	SGD’000
As of January 1, 2023	36	5	25	66
Recognized in statements of income	33	-	(25)	8
As of December 31, 2023	69	5	-	74

As of January 1, 2023	69	5	-	74
Recognized in statements of income	64	-	-	64
As of June 30, 2024	133	5	-	138

Following are the major deferred tax assets and liabilities recognized by the Company:

	Property, plant and equipment	Provisions	Tax losses	Total
	SGD’000	SGD’000	SGD’000	SGD’000

As of January 1, 2021	(193)	5	163	(25)
Recognized in statements of income	37	-	-	37
As of December 31, 2021	(156)	5	163	12
Recognized in statements of income	192	-	(138)	54
As of December 31, 2022	36	5	25	66
Recognized in statements of income	33	-	(25)	8
As of December 31, 2023	69	5	-	74